Northern Lights Fund Trust III

Newfound Managed Global Sectors Fund

Incorporated herein by reference is the definitive version of the supplement for the Newfound Managed Global Sectors Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 30, 2014, (SEC Accession No. 0000910472-14-005985).